Equity and Stock-Based Compensation (Details 1) - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	May 04, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation	$ 0			$ 0			$ 782,755	$ 1,279,295
Predecessor [Member]
Share-based Compensation		$ 134,603	$ 55,081		$ 657,318	$ 657,318
Awards under the 2002 LTIP and 2013 EIP
Share-based Compensation							782,731	1,269,150
Awards outside the equity-based plans [Member]
Share-based Compensation							24	10,145
Sales and marketing [Member]
Share-based Compensation	0			0			156,297	158,522
Sales and marketing [Member] | Predecessor [Member]
Share-based Compensation		(36,046)	18,504		83,583
Research and development [Member]
Share-based Compensation	0			0			74,989	66,996
Research and development [Member] | Predecessor [Member]
Share-based Compensation		21,072	6,858		64,542
General and administrative [Member]
Share-based Compensation	$ 0			$ 0			$ 551,469	$ 1,053,777
General and administrative [Member] | Predecessor [Member]
Share-based Compensation		$ 149,577	$ 29,719		$ 509,193